SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock Subject to Possible Redemption (Details) - USD ($)	12 Months Ended	15 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Common stock subject to possible redemption		$ 143,086,271	$ 143,086,271	$ 93,929,920	$ 86,394,680	$ 80,397,819	$ 106,884,111
LifeSci Acquisition II Corp
Gross proceeds	$ 80,090,410	80,090,410
Common stock issuance costs	(1,858,498)	1,858,498
Accretion of carrying value to redemption value	1,858,498	1,858,498
Common stock subject to possible redemption	$ 80,090,410	$ 80,090,410